INCOME TAXES (Details) ¥ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Profit tax		$ 83	¥ 569	¥ 357	¥ 279
PRC
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China Lodging Holdings (HK) Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
Starway | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
IBIS China Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
ACL Greater China Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
TAHM Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
City Home Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
Orange Hotel HongKong Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
Huazhu Investment I Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
Huazhu Investment II Limited | Hong Kong
Income tax
Effective tax rate (as a percent)		16.50%	16.50%
China Lodging Holdings Singapore Pte. Ltd. | Singapore
Income tax
Effective tax rate (as a percent)		17.00%	17.00%	17.00%	17.00%
Profit tax			¥ 0	¥ 0	¥ 0
Hanting Suzhou | PRC
Income tax
Effective tax rate (as a percent)	15.00%	25.00%	25.00%	25.00%
Jizhu Shanghai | PRC
Income tax
Effective tax rate (as a percent)		12.50%	12.50%	12.50%	12.50%
Income tax exemption period		2 years	2 years
Period of income tax rate reduction		3 years	3 years
Percentage of tax reduction		50.00%	50.00%